Income Tax (Income)/ Expense (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Income Expense [Line Items]
Beginning of the year	$ 9,924,944
End of the year	14,688,829	$ 9,924,944
Deferred Income Tax [Member]
Income Tax Income Expense [Line Items]
Beginning of the year	9,924,944	4,879,652	$ 1,340,268
Bad Debt provisions charged to profit or loss			82,799
Impairment charged to profit or loss	3,376,920	25,314	2,912,259
Tax loss of the year	2,094,230	4,480,627	784,865
Effect of translation	(707,265)	539,351	(240,539)
End of the year	14,688,829	9,924,944	4,879,652
Temporary differences [member]
Income Tax Income Expense [Line Items]
Beginning of the year	38,761,130	20,737,366	5,617,674
Bad Debt provisions charged to profit or loss			331,196
Impairment charged to profit or loss	13,507,681	101,256	11,649,038
Tax loss of the year	8,376,918	17,922,508	3,139,458
Effect of translation
End of the year	$ 60,645,730	$ 38,761,130	$ 20,737,366